CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - CONDENSED BALANCE SHEETS (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
ASSETS:
TOTAL ASSETS	$ 173,255,842	$ 163,889,852
LIABILITIES:
Accrued expenses and other current liabilities	2,791,099	3,786,955
Note payable	20,000,000
Consideration payable	14,289,371
TOTAL LIABILITIES	46,752,684	23,846,783
SHAREHOLDERS' EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 49,625,303 and 47,958,550 shares issued and 49,204,083 and 47,958,550 shares outstanding as of March 31, 2019 and 2018, respectively.	4,963	4,796
Additional paid-in capital	59,806,865	58,417,971
Treasury stock	(1,320,468)
Retained earnings	69,768,756	77,241,073
Accumulated other comprehensive (loss) income	(1,756,958)	4,379,229
TOTAL SHAREHOLDERS' EQUITY	126,503,158	140,043,069
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 173,255,842	$ 163,889,852
Ordinary shares, par value (in US dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	49,625,303	47,958,550
Ordinary shares, shares outstanding (in shares)	49,204,083	47,958,550
Parent Company
ASSETS:
Cash	$ 24,828,067	$ 47,387,922
Prepayment and other assets	349,990	9,995
Investments in subsidiaries, VIEs and VIEs' subsidiaries	135,632,715	95,543,469
TOTAL ASSETS	160,810,772	142,941,386
LIABILITIES:
Accrued expenses and other current liabilities	18,243	2,898,317
Note payable	20,000,000
Consideration payable	14,289,371
TOTAL LIABILITIES	34,307,614	2,898,317
SHAREHOLDERS' EQUITY:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 49,625,303 and 47,958,550 shares issued and 49,204,083 and 47,958,550 shares outstanding as of March 31, 2019 and 2018, respectively.	4,963	4,796
Additional paid-in capital	59,806,865	58,417,971
Treasury stock	(1,320,468)
Retained earnings	69,768,756	77,241,073
Accumulated other comprehensive (loss) income	(1,756,958)	4,379,229
TOTAL SHAREHOLDERS' EQUITY	126,503,158	140,043,069
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 160,810,772	$ 142,941,386
Ordinary shares, par value (in US dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000	500,000,000
Ordinary shares, shares issued (in shares)	49,625,303	47,958,550
Ordinary shares, shares outstanding (in shares)	49,204,083	47,958,550